Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2013	717,132
Beginning Balance, Amount at Dec. 31, 2013	$ 717	$ 14,284	$ (7,385)	$ 7,616
Net loss			(140,686)	(140,686)
Ending Balance, Shares at Dec. 31, 2014	717,132
Ending Balance, Amount at Dec. 31, 2014	$ 717	14,284	(148,071)	(133,070)
Net loss			(89,549)	(89,549)
Shares Issued for Cash, Shares	1,500,000
Shares Issued for Cash, Amount	$ 1,500	13,500		15,000
Ending Balance, Shares at Dec. 31, 2015	2,217,132
Ending Balance, Amount at Dec. 31, 2015	$ 2,217	27,784	(237,620)	(207,619)
Net loss			(33,122,841)	(33,122,841)
Shares Issued for Services Provided, Shares	15,970,000
Shares Issued for Services Provided, Amount	$ 15,970	1,760,430		1,776,400
Shares Issued To Current Shareholder For Services Provided, Shares	20,000,000
Shares Issued To Current Shareholder For Services Provided, Amount	$ 20,000	1,980,000		2,000,000
Shares Issued as a Donation, Shares	1,075,000
Shares Issued as a Donation, Amount	$ 1,075	127,925		129,000
Shares Issued With Conversion of Promisory Note, Shares	25,000,000
Shares Issued With Conversion of Promisory Note, Amount	$ 25,000	75,000		100,000
Shares Issued For Reverse Acquisition, Shares	1,250,000
Shares Issued For Reverse Acquisition, Amount	$ 1,250	(1,250)
Shares Issued With Shareholder Advances, Shares	20,000,000
Shares Issued With Shareholder Advances, Amount	$ 20,000	2,380,000		2,400,000
Founders Shares Issued With Conversion of shareholder Advances, Shares	223,090,000
Founders Shares Issued With Conversion of shareholder Advances, Amount	$ 223,090	26,546,510		26,769,600
Shares Issued for Cash, Shares	2,421,666
Shares Issued for Cash, Amount	$ 2,422	67,078		69,500
Ending Balance, Shares at Dec. 31, 2016	311,023,798
Ending Balance, Amount at Dec. 31, 2016	$ 311,024	$ 32,963,477	$ (33,360,461)	$ (85,960)